Divestitures (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Summary of Operating Results and Cash Flows from Discontinued Operations
The summary of operating results and cash flows from discontinued operations for the years ended December 31 is as follows:

	2014	2013
Non-regulated energy sales	$2,174	$9,327
Waste disposal fees	2,233	8,160
Other and interest income	63	336
Operating and administrative expenses	(5,284)	(19,720)
Foreign exchange	111	80
Depreciation of property, plant and equipment	—	(2,483)
Interest expense	(19)	(58)
Gain (loss) on sale of assets	(960)	1,016
Write-off of assets	(1,971)	(57,160)
Non-cash gain on sale of assets	105	—
Deposit on sale	143	—
Loss from discontinued operations, before income taxes	(3,405)	(60,502)
Income tax recovery	1,278	18,491
Loss from discontinued operations, net of income taxes	$(2,127)	$(42,011)
Add:
Depreciation of property, plant and equipment	—	2,483
Deposit on sale	(143)	—
Write-off of assets	1,971	57,160
Non-cash gain on sale of assets	(105)	—
Incurred closing costs on disposal of assets	—	(2,916)
Contingent liability	—	(613)
Income tax recovery	(1,278)	(18,491)
Cash used in discontinued operations	$(1,682)	$(4,388)

Assets Held-for-sale	Assets held-for-sale as of December 31, were as follows:

	2014	2013
Property, plant and equipment	$—	$21,193
Accounts receivable and prepaid expenses	—	2,734
Total assets held for sale, current	$—	$23,927

Liabilities Held-for-sale	Liabilities held for sale as of December 31, were as follows:

	2014	2013
Accounts payable and accrued liabilities	$—	$1,471